Financial Risk Management and Fair Values of Financial Instruments - Schedule of Breakdown of Trade Receivables Before Expected Credit Losses (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Breakdown of Trade Receivables Before Expected Credit Losses (Details) [Line Items]
Total trade receivables, gross	RM 37,060,714	$ 8,291,916	RM 15,241,712
Third-party retail outlet customers [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Breakdown of Trade Receivables Before Expected Credit Losses (Details) [Line Items]
Total trade receivables, gross	32,716	7,320	11,714
Third-party industrial business customers [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Breakdown of Trade Receivables Before Expected Credit Losses (Details) [Line Items]
Total trade receivables, gross	35,895,157	8,031,135	9,188,307
Related party customers [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Breakdown of Trade Receivables Before Expected Credit Losses (Details) [Line Items]
Total trade receivables, gross	RM 1,132,841	$ 253,461	RM 6,041,691